Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 173.1%   (100.0% of Total Investments)
X – MUNICIPAL BONDS - 161 .3% ( 93 .2 % of Total Investments)
X 1,036,337,854
Alabama - 5.9% (3.4% of Total Investments)
$ 395 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   $ 436,222
36,450 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   36,671,616
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
389 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   363,061
500 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   453,030
Total Alabama 37,923,929
Arizona - 5.0% (2.9% of Total Investments)
4,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence ? East Tucson &
Central Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R   3,524,840
340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+   284,223
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   864,280
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B:
2,000 5.000%, 7/01/39, 144A 7/29 at 100.00 Ba2   1,906,980
3,855 5.000%, 7/01/49, 144A 7/29 at 100.00 Ba2   3,502,383
3,025 5.000%, 7/01/54, 144A 7/29 at 100.00 Ba2   2,686,745
315 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.500%, 10/01/51, 144A
10/27 at 103.00 N/R   310,974
11,400 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, El Paso Electric Company, Refunding Series
2009A, 3.600%, 2/01/40
6/29 at 100.00 Baa2   9,954,708
600 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/35, 144A
7/25 at 100.00 BB   600,732
280 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2   224,616
2,700 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.375%,
2/01/41
2/24 at 100.00 B+   2,664,738
500 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2019, 5.000%, 6/15/52, 144A
6/25 at 100.00 N/R   443,595

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   $ 991,150
50 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R   44,976
380 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.250%, 6/15/50, 144A
6/28 at 100.00 N/R   338,930
1,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   718,970
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A:
2,205 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R   1,566,212
2,350 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R   1,432,419
Total Arizona 32,061,471
Arkansas - 2.7% (1.5% of Total Investments)
10,585 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   10,584,471
2,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   1,822,520
5,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   4,735,100
Total Arkansas 17,142,091
California - 6.8% (3.9% of Total Investments)
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50,
144A
8/32 at 100.00 N/R   2,180,520
4,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   3,681,360
1,555 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   265,579
1,520 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   1,530,321
4,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   4,025,000
1,385 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   1,106,670
320 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   282,176
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A:
4,020 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R   3,257,567
4,380 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R   3,326,478

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A:
$ 1,410 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R   $ 1,003,793
1,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R   816,636
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   737,870
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,480 5.000%, 12/01/41, 144A 6/26 at 100.00 BB   1,472,511
10,090 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   10,094,339
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
48 5.750%, 7/01/24 (4),(5) 9/23 at 100.00 N/R   47,622
0 5.750%, 7/01/30 (4),(5) 9/23 at 100.00 N/R   603
23 5.750%, 7/01/35 (4),(5) 9/23 at 100.00 N/R   22,832
40 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/24 (4),(5)
1/22 at 100.00 N/R   39,950
17 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (4),(5)
9/23 at 100.00 N/R   17,030
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
8/23 at 24.59 N/R   6,133,500
2,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,669,325
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   1,507,160
615 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private
Activity Series 2021A, 5.000%, 5/15/39, (AMT)
5/31 at 100.00 AA-   658,456
Total California 43,877,298
Colorado - 12.1% (7.0% of Total Investments)
3,000 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   2,725,020
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,515,720
963 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/35
6/24 at 103.00 N/R   786,184
3,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   2,333,040
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R   620,970

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
5.375%, 10/01/37
10/27 at 100.00 N/R   $ 438,700
3,145 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A, 5.250%,
3/15/52, 144A
3/32 at 100.00 Ba2   2,941,990
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016:
500 3.750%, 7/01/26, 144A No Opt. Call BB+   485,595
500 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+   490,655
10,170 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019,
5.000%, 10/01/59, 144A
10/27 at 100.00 Ba1   9,013,366
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52, (UB) (6)
11/32 at 100.00 Baa1   2,189,250
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   933,210
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2022,
6.500%, 12/01/51
12/29 at 103.00 N/R   1,930,860
14,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 5.750%, 12/01/49
3/25 at 93.28 N/R   10,276,280
5,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   4,881,525
1,075 Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A
6/25 at 103.00 N/R   1,017,735
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   445,325
500 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 N/R   508,945
1,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   728,970
2,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   2,000,980
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R   487,345
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   914,740
515 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%,
12/01/49
3/25 at 103.00 N/R   474,830
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
5,000 5.000%, 12/01/39 12/24 at 103.00 N/R   4,768,700
5,000 5.000%, 12/01/49 12/24 at 103.00 N/R   4,512,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R   $ 921,420
705 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   643,609
4,445 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   4,198,969
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.750%, 12/01/52
12/29 at 103.00 N/R   4,959,600
1,200 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series
2019A, 5.000%, 12/01/49
12/24 at 102.00 N/R   1,167,372
806 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
12/24 at 102.00 N/R   837,724
500 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   451,950
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 N/R   1,030,110
760 Talon Pointe Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Refunding & Improvement Series 2019A, 5.250%, 12/01/51
12/25 at 103.00 N/R   575,350
Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019:
1,400 5.000%, 12/01/39 9/24 at 103.00 N/R   1,340,822
2,125 5.000%, 12/01/49 9/24 at 103.00 N/R   1,894,140
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/51
3/26 at 103.00 N/R   809,010
1,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   910,130
1,000 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   902,380
Total Colorado 78,065,271
District of Columbia - 3.4% (2.0% of Total Investments)
87,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/23 at 24.60 N/R   20,325,810
1,998 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   1,652,346
Total District of Columbia 21,978,156
Florida - 26.8% (15.5% of Total Investments)
Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020:
2,000 3.625%, 5/01/40 5/30 at 100.00 N/R   1,630,120
1,000 4.000%, 5/01/51 5/30 at 100.00 N/R   782,500

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020:
$ 140 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R   $ 134,375
100 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R   85,324
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A, 5.000%,
12/15/49, 144A
12/30 at 100.00 Ba1   90,376
1,950 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39,
144A
1/29 at 100.00 N/R   1,855,133
725 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   94,248
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds,
Elim Senior Housing, Inc. Project, Series 2017:
1,490 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R   1,191,985
3,735 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R   2,703,132
170 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 N/R   137,788
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,000 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R   1,022,360
1,000 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R   1,017,470
5,675 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 4.000%, 8/15/45
2/30 at 100.00 BBB   5,067,264
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165 5.000%, 6/15/24, 144A No Opt. Call N/R   162,424
2,500 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R   2,198,000
5,795 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R   4,743,208
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A:
2,435 5.000%, 1/01/40, 144A 1/27 at 100.00 N/R   2,168,806
500 5.000%, 1/01/50, 144A 1/27 at 100.00 N/R   419,085
1,575 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A, 6.000%, 6/15/37, 144A
6/27 at 100.00 N/R   1,500,818
37,325 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   37,119,712
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
8,535 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/23 at 101.00 N/R   8,512,724
4,200 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/23 at 102.00 N/R   4,066,734
42,090 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/23 at 102.00 N/R   40,617,271
7,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
8/23 at 101.00 N/R   7,381,500
13,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   13,266,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Florida Development Finance Corporation, Senior Living Revenue
Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021,
5.000%, 6/01/51, 144A
6/28 at 103.00 N/R   $ 2,467,170
965 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
8/23 at 100.00 BB   946,626
Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A:
1,000 5.375%, 12/01/32, 144A 8/23 at 105.00 N/R   869,420
1,100 5.625%, 12/01/37, 144A 8/23 at 105.00 N/R   915,530
1,300 5.750%, 12/01/52, 144A 8/23 at 105.00 N/R   964,145
690 LT Ranch Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40
5/30 at 100.00 N/R   600,203
2,425 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022, 6.625%, 5/01/53, 144A
5/42 at 100.00 N/R   2,550,736
Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017:
1,260 5.000%, 7/01/26 No Opt. Call BB+   1,212,448
1,000 5.000%, 7/01/27 No Opt. Call BB+   949,750
1,410 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.125%,
11/01/39
11/27 at 100.00 N/R   1,416,134
2,410 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 N/R   2,506,231
2,070 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 4 Series 2021, 3.250%, 5/01/32
No Opt. Call N/R   1,848,365
4,935 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38
5/28 at 100.00 N/R   4,944,870
500 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2, 0.000%, 10/01/54
10/29 at 40.38 BBB-   98,815
100 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%,
5/01/40
5/30 at 100.00 N/R   84,402
125 Portico Community Development District, Lee County, Florida,
Special  Assessment, Refunding Improvement Series 2020-1, 3.500%,
5/01/37
5/30 at 100.00 N/R   104,277
2,325 Saint Johns County Industrial Development Authority, Florida, First
Mortgage Revenue Bonds, Presbyterian Retirement Communities
Obligated Group Project, Series 2020A, 4.000%, 8/01/55
8/25 at 103.00 A-   1,904,570
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970 5.500%, 11/15/49 11/26 at 103.00 N/R   3,074,805
2,440 5.750%, 11/15/54 11/26 at 103.00 N/R   1,927,209
2,310 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R   2,079,785
70 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29
No Opt. Call N/R   70,219
1,620 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   1,680,183

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 410 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 1, Series 2017, 4.000%,
5/01/27
No Opt. Call N/R   $ 405,482
900 Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019, 4.125%,
5/01/38, 144A
5/29 at 100.00 N/R   813,753
Total Florida 172,404,245
Georgia - 2.1% (1.2% of Total Investments)
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1:
1,250 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R   562,500
7,030 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R   3,163,500
18,430 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R   8,293,500
441 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2   453,520
850 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.125%, 10/01/39
10/26 at 103.00 N/R   763,079
Total Georgia 13,236,099
Guam - 0.3% (0.2% of Total Investments)
2,105 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB-   2,173,644
Total Guam 2,173,644
Hawaii - 0.2% (0.1% of Total Investments)
1,150 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   983,917
Total Hawaii 983,917
Illinois - 15.4% (8.9% of Total Investments)
2,800 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38, (UB) (6)
1/26 at 100.00 BBB   2,827,244
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49, (UB) (6)
1/29 at 100.00 BBB   5,228,450
3,965 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 0.000%, 1/01/42, (UB) (6)
1/25 at 100.00 Baa3   4,017,774
10,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (6)
11/28 at 100.00 A   9,407,000
10,850 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.250%, 5/15/54
5/24 at 103.00 N/R   8,053,521
5,000 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B-   4,116,700
9,945 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB) (6)
3/32 at 100.00 BBB+   10,836,967
4,840 Illinois State, General Obligation Bonds, May Series 2018A, 5.000%,
5/01/32
5/28 at 100.00 Baa1   5,175,122
890 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB+   973,260
14,600 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/28
11/27 at 100.00 BBB+   15,544,474

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 7,935 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BBB   $ 8,053,708
10,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50 - AGM
Insured
No Opt. Call A1   2,816,000
4,565 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,609,189
29,815 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call BBB   6,264,132
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1:
12,500 0.000%, 6/15/44 - AGM Insured No Opt. Call BBB   4,898,250
4,545 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB   1,691,149
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   460,055
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021:
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 Ba1   410,881
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 Ba1   766,888
700 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 Ba1   659,407
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Second Lien Series 2020A:
150 4.000%, 1/01/38 1/30 at 100.00 AA-   150,120
120 4.000%, 1/01/39 1/30 at 100.00 AA-   119,360
1,000 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
8/23 at 100.00 N/R   430,000
844 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
8/23 at 100.00 N/R   844,465
770 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
8/23 at 100.00 N/R   770,092
Total Illinois 99,124,208
Indiana - 1.0% (0.5% of Total Investments)
140 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee
at the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 N/R   111,496
3,105 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 N/R   3,107,857
500 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020, 6.750%,
5/01/39, (AMT)
11/30 at 100.00 B1   565,895
2,325 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   2,354,411
Total Indiana 6,139,659
Iowa - 1.2% (0.7% of Total Investments)
6,540 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/23 at 100.00 BB+   6,343,408
1,100 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   1,113,013
Total Iowa 7,456,421

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas - 1.1% (0.7% of Total Investments)
$ 1,365 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.750%, 9/01/32
9/25 at 100.00 N/R   $ 1,138,628
6,475 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 N/R   6,158,632
Total Kansas 7,297,260
Louisiana - 1.3% (0.8% of Total Investments)
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy
Louisiana, LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   2,452,860
260 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 N/R   215,654
2,365 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A,
5.000%, 7/01/47
7/27 at 100.00 A   2,398,890
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
235 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R  (7) 251,960
15 4.000%, 4/01/50 4/30 at 100.00 A+   14,349
200 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   215,456
1,235 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   1,333,318
800 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   863,688
695 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   748,710
Total Louisiana 8,494,885
Maryland - 0.5% (0.3% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
1,480 5.000%, 9/01/24 No Opt. Call CCC+   1,470,572
1,000 5.000%, 9/01/39 9/27 at 100.00 B   955,610
680 5.000%, 9/01/46 9/27 at 100.00 B   623,390
Total Maryland 3,049,572
Massachusetts - 1.1% (0.7% of Total Investments)
1,620 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds,
Series 2019, 5.000%, 6/15/54
6/26 at 100.00 N/R   1,500,201
3,900 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 B-   3,148,002
2,705 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   2,729,426
Total Massachusetts 7,377,629
Michigan - 0.5% (0.3% of Total Investments)
40 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB+   35,757

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 74,130 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term
Series 2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   $ 3,103,823
Total Michigan 3,139,580
Minnesota - 1.0% (0.6% of Total Investments)
500 Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A, 5.000%, 7/01/53
7/26 at 102.00 N/R   410,625
1,300 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R   1,119,703
2,440 Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54
7/27 at 102.00 N/R   2,047,868
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A, 5.250%,
12/01/52, 144A
12/27 at 100.00 N/R   110,309
30 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/40
7/30 at 100.00 N/R   26,633
2,040 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 N/R   1,879,146
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth
Health Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 N/R   681,200
Total Minnesota 6,275,484
Mississippi - 0.4% (0.2% of Total Investments)
2,285 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/46
9/26 at 100.00 BBB+   2,292,038
Total Mississippi 2,292,038
Missouri - 0.8% (0.4% of Total Investments)
315 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 Ba3   237,390
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A:
2,900 5.250%, 5/15/42 5/27 at 100.00 BB-   2,340,068
1,750 5.250%, 5/15/50 5/27 at 100.00 BB-   1,325,398
1,500 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/50, 144A
2/28 at 100.00 N/R   1,099,470
Total Missouri 5,002,326
Nevada - 2.8% (1.6% of Total Investments)
9,385 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R   8,599,194
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,779,480
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017:
1,652 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R   1,688,700
340 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R   310,767

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 2,750 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   $ 2,233,907
25,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   3,265,000
Total Nevada 17,877,048
New Hampshire - 1.2% (0.7% of Total Investments)
4,985 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%,
11/01/42, 144A
8/23 at 100.00 B3   4,321,098
3,970 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
8/23 at 100.00 B3   3,555,611
Total New Hampshire 7,876,709
New Jersey - 3.9% (2.2% of Total Investments)
4,000 New Jersey Economic Development Authority Revenue Bonds, Black
Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%,
10/01/39, 144A
10/27 at 102.00 N/R   2,901,440
1,500 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
1/24 at 100.00 N/R   1,476,030
5,475 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R   3,940,522
7,500 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
5.750%, 9/15/27, (AMT)
8/23 at 100.00 BB-   7,519,125
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A-   7,372,500
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B:
1,260 5.000%, 1/01/37, (AMT) 1/28 at 100.00 A3   1,288,211
500 5.000%, 1/01/42, (AMT) 1/28 at 100.00 A3   506,510
Total New Jersey 25,004,338
New Mexico - 1.2% (0.7% of Total Investments)
9,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 3.000%,
8/01/48
8/29 at 100.00 Aa3   7,259,235
825 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   743,408
Total New Mexico 8,002,643
New York - 11.5% (6.7% of Total Investments)
250 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2023A,
5.750%, 2/01/33
No Opt. Call N/R   250,182
950 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 BB-   856,881
2,910 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   2,285,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,590 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R   $ 1,150,556
450 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38
8/28 at 100.00 BBB-   405,769
36,150 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%,
6/01/60, 144A
8/23 at 6.34 N/R   2,173,699
650 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A, 5.730%, 2/01/50
2/30 at 100.00 N/R   580,392
1,570 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 BBB+   1,649,332
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014A-1, 5.250%, 11/15/39
11/23 at 100.00 BBB+   5,005,000
380 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School Project,
Social Impact Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 N/R   367,175
7,250 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   7,128,200
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014:
3,235 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R   3,241,502
6,960 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R   6,971,763
1,740 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment
Project, Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa2   1,740,766
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
5,140 5.000%, 8/01/26, (AMT) 8/23 at 100.00 B+   5,150,229
8,000 5.000%, 8/01/31, (AMT) 8/23 at 100.00 B+   8,008,640
875 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B+   886,952
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   1,123,400
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
2,950 5.000%, 1/01/32, (AMT) 1/26 at 100.00 C   2,284,598
4,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 C   3,080,160
3,320 5.000%, 1/01/35, (AMT) 1/26 at 100.00 C   2,485,086
2,775 5.000%, 1/01/36, (AMT) 1/26 at 100.00 C   2,076,505
16,200 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   15,170,976
Total New York 74,073,743
North Dakota - 0.2% (0.1% of Total Investments)
1,500 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/48
6/28 at 100.00 BB+   1,216,890
Total North Dakota 1,216,890

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 8.7% (5.0% of Total Investments)
$ 69,235 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   $ 8,860,695
195 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+   149,618
14,185 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   13,203,965
7,610 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines
Inc. Project, Series 1998, 5.375%, 9/15/27, (AMT)
8/23 at 100.00 BB-   7,633,667
Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020:
2,170 3.750%, 12/01/38 6/29 at 100.00 N/R   1,775,299
140 4.000%, 12/01/46 6/29 at 100.00 N/R   110,930
905 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R   815,984
3,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
8/23 at 100.00 Ba2   2,773,530
5,020 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R   50
1,950 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   1,790,900
2,085 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23 (4)
No Opt. Call N/R   21
4,140 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (4)
No Opt. Call N/R   41
16,350 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   15,765,651
2,470 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   25
2,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33 (4)
No Opt. Call N/R   20
2,510 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   25
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   821,410
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   1,496,020
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   918,270
Total Ohio 56,116,121

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 1.4% (0.8% of Total Investments)
$ 975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 BB-   $ 946,374
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB-   976,800
2,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
8/23 at 100.00 N/R   2,479,703
860 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
8/23 at 100.00 N/R   861,634
3,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   3,495,259
Total Oklahoma 8,759,770
Oregon - 0.1% (0.1% of Total Investments)
100 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 102.00 N/R   87,529
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A,
5.000%, 11/15/56
11/28 at 103.00 N/R   742,090
Total Oregon 829,619
Pennsylvania - 5.6% (3.2% of Total Investments)
1,125 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/23 at 100.00 B1   1,130,299
6,995 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 5.125%, 5/01/30
No Opt. Call B1   7,201,353
335 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   344,564
Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A:
3,300 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   3,300,000
560 3.500%, 4/01/41 (4) No Opt. Call N/R   6
1,440 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   14
1,025 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R   10
5,355 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   54
1,555 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,144,511
2,565 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 BB+   2,296,598
3,100 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/44
8/23 at 100.00 B   2,012,179

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 4,430 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Baa3   $ 4,295,062
1,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A,
5.000%, 12/01/30
12/25 at 100.00 N/R   941,300
1,870 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A,
5.125%, 10/15/37
4/27 at 100.00 BB   1,821,100
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019:
2,160 5.000%, 1/01/39 1/25 at 104.00 N/R   1,934,583
1,240 5.000%, 1/01/45 1/25 at 104.00 N/R   1,062,221
3,555 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   3,565,487
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (4),(5)
6/30 at 100.00 N/R   1,168,671
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (4),(5)
6/30 at 100.00 N/R   1,168,671
1,260 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31 (4),(5)
No Opt. Call N/R   785,925
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/27
11/25 at 100.00 N/R   1,049,036
545 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   491,083
Total Pennsylvania 35,712,727
Puerto Rico - 11.4% (6.6% of Total Investments)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A:
2,070 5.000%, 7/01/29 (4) 8/23 at 100.00 D   776,250
3,170 3.957%, 7/01/42 (4) 8/23 at 100.00 N/R   1,188,750
1,000 5.050%, 7/01/42 (4) 8/23 at 100.00 N/R   375,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT:
130 5.000%, 7/01/21 (4) No Opt. Call N/R   48,425
3,750 5.000%, 7/01/26 (4) 8/23 at 100.00 D   1,406,250
310 3.957%, 7/01/32 (4) 8/23 at 100.00 N/R   116,250
1,860 3.957%, 7/01/37 (4) 8/23 at 100.00 D   697,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
1,124 3.978%, 7/01/28 (4) 8/23 at 100.00 D   421,500
468 5.250%, 7/01/29 (4) 8/23 at 100.00 D   175,500
346 5.250%, 7/01/31 (4) 8/23 at 100.00 Ca   129,750
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC:
2,995 5.000%, 7/01/28 (4) 8/23 at 100.00 D   1,123,125
500 5.250%, 7/01/28 (4) 8/23 at 100.00 D   187,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX:
$ 100 5.250%, 7/01/27 (4) 8/23 at 100.00 D   $ 37,500
4,000 5.250%, 7/01/35 (4) 8/23 at 100.00 N/R   1,500,000
400 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 5.250%, 7/01/24 (4)
8/23 at 100.00 D   150,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A:
5,000 7.000%, 7/01/33 (4) 8/23 at 100.00 D   1,875,000
10,000 6.750%, 7/01/36 (4) 8/23 at 100.00 N/R   3,750,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016A-4-RSA-1, 10.000%, 7/01/19 (4)
No Opt. Call N/R   372,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
190 5.375%, 7/01/23 (4) No Opt. Call N/R   70,775
373 5.375%, 7/01/24 (4) 6/23 at 100.00 D   138,943
25 3.978%, 7/01/33 (4) 8/23 at 100.00 Ca   9,375
6,500 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   6,402,500
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   3,149,950
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
22,702 0.000%, 7/01/46 7/28 at 41.38 N/R   6,503,909
17,550 0.000%, 7/01/51 7/28 at 30.01 N/R   3,748,752
1,000 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 0.000%,
11/01/51
No Opt. Call N/R   512,500
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
0 (8) 5.625%, 7/01/27 No Opt. Call N/R   3
240 5.750%, 7/01/31 No Opt. Call N/R   261,602
23,533 0.000%, 7/01/33 7/31 at 89.94 N/R   14,373,031
10,704 4.000%, 7/01/33 7/31 at 103.00 N/R   10,180,204
0 (8) 4.000%, 7/01/37 7/31 at 103.00 N/R   340
5,182 4.000%, 7/01/41 7/31 at 103.00 N/R   4,463,175
2,012 4.000%, 7/01/46 7/31 at 103.00 N/R   1,681,026
13,955 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   7,169,468
500 University of Puerto Rico, University System Revenue Bonds, Series
2006Q, 5.000%, 6/01/24
8/23 at 100.00 CC   497,250
Total Puerto Rico 73,493,603
South Carolina - 0.3% (0.2% of Total Investments)
430 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.375%, 11/01/49
11/29 at 100.00 N/R   356,947
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 N/R   336,336
1,450 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.125%, 8/15/35, 144A
2/25 at 100.00 BB   1,311,743
Total South Carolina 2,005,026

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 2.0% (1.1% of Total Investments)
$ 1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B,
0.000%, 12/01/31, 144A
No Opt. Call N/R   $ 625,010
5,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42,
144A
12/26 at 100.00 N/R   4,524,200
1,587 Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy
Project, Series 2014, 5.250%, 5/01/25, 144A (4)
11/24 at 100.00 N/R   158
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46 (4)
7/27 at 100.00 N/R   599,710
6,590 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   6,702,228
1,500 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A (4)
No Opt. Call N/R   330,000
Total Tennessee 12,781,306
Texas - 3.8% (2.2% of Total Investments)
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A:
500 5.000%, 1/01/31 1/27 at 100.00 BB+   511,240
500 5.000%, 1/01/32 1/27 at 100.00 BB+   511,030
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B:
540 5.000%, 1/01/25 No Opt. Call B   536,506
475 5.000%, 1/01/29 1/27 at 100.00 B   474,406
850 5.000%, 1/01/34 1/27 at 100.00 B   850,680
4,665 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
8/23 at 100.00 BB-   4,679,508
650 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   651,840
250 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 4.750%, 9/01/37, 144A
9/26 at 100.00 N/R   241,038
200 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.625%, 9/15/49, 144A
9/30 at 100.00 N/R   179,320
520 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%,
8/15/49, 144A
8/24 at 100.00 N/R   468,957
70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   54,065
445 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   365,941
4,046 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   1,625,092

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 12,025 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1, 5.500%, 1/01/57
1/28 at 103.00 N/R   $ 8,613,267
625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (7) 653,763
400 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (7) 404,156
110 North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series 2019,
5.375%, 9/01/50, 144A
9/30 at 100.00 N/R   107,088
145 Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 2
Project, Series 2019, 4.750%, 9/15/49, 144A
9/27 at 100.00 N/R   134,361
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A:
1,000 0.000%, 2/15/41 (4) 2/27 at 100.00 N/R   550,000
4,575 0.000%, 2/15/48 (4) 2/27 at 100.00 N/R   2,516,250
Total Texas 24,128,508
Utah - 0.4% (0.2% of Total Investments)
2,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R   1,482,900
1,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A, 5.000%,
6/15/50, 144A
6/27 at 102.00 N/R   879,360
Total Utah 2,362,260
Virgin Islands - 3.4% (2.0% of Total Investments)
3,085 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   3,084,784
710 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
8/23 at 100.00 N/R   636,501
16,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30, 144A
10/24 at 100.00 N/R   14,696,640
295 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call N/R   290,908
1,930 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   1,844,617
1,400 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   1,339,786
Total Virgin Islands 21,893,236
Virginia - 1.1% (0.6% of Total Investments)
Roanoke Economic Development Authority, Virginia Residential Care
Facility Revenue Bonds, Richfield Living, Series 2020:
5,870 5.000%, 9/01/50 (4) 9/27 at 103.00 N/R   3,522,000
4,840 5.125%, 9/01/55 (4) 9/27 at 103.00 N/R   2,904,000

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 622 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019B, 6.525%, 7/01/52, 144A , (cash 7.500%, PIK
7.500%)
No Opt. Call N/R   $ 373,141
Total Virginia 6,799,141
Washington - 0.3% (0.2% of Total Investments)
1,125 Port of Seattle Industrial Development Corporation, Washington,
Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc.
Project, Series 2012, 5.000%, 4/01/30, (AMT)
8/23 at 100.00 BB   1,125,416
1,000 Washington State Housing Finance Commission, Nonprofit Housing
Revenue Bonds, Rockwood Retirement Communities Project, Series
2020A, 5.000%, 1/01/51, 144A
1/26 at 103.00 N/R   724,400
Total Washington 1,849,816
West Virginia - 0.7% (0.4% of Total Investments)
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A:
3,000 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R   3,081,570
625 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R   642,856
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B2   986,500
Total West Virginia 4,710,926
Wisconsin - 11.7% (6.8% of Total Investments)
14,610 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/54
6/29 at 37.80 AA   3,384,407
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
21st Century Public Academy Project, Series 2020A:
750 5.000%, 6/01/40, 144A 6/28 at 102.00 N/R   661,725
1,340 5.000%, 6/01/49, 144A 6/28 at 102.00 N/R   1,101,427
365 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   303,979
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A:
3,000 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   2,587,590
4,240 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   3,220,365
3,315 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A, 5.000%,
6/15/52, 144A
6/32 at 100.00 Ba2   2,886,967
500 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Corvian Community School, North Carolina Series 2023A, 6.250%,
6/15/48, 144A
6/33 at 100.00 N/R   499,325
2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   1,600,100
Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A:
14,695 3.125%, 8/01/27, 144A (4) No Opt. Call N/R   11,223,306
2,375 6.750%, 8/01/31, 144A (4) No Opt. Call N/R   1,662,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
$ 555 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R   $ 499,689
15,915 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   14,516,071
215 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   12,900
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   400,000
1,765 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 BBB   1,798,676
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R   1,621,040
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020:
600 5.000%, 4/01/50, 144A 4/30 at 100.00 BB   559,038
35 5.000%, 4/01/50, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 N/R  (7) 39,640
8,930 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.250%,
7/01/54, (AMT)
7/31 at 100.00 N/R   6,106,781
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
5,885 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R   3,619,275
250 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   153,750
8,735 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   5,372,025
210 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 8/31/23 (4),(5)
4/23 at 105.00 N/R   32,025
Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D:
6,225 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 A1   2,210,684
4,500 0.000%, 12/15/60 - AGM Insured 12/30 at 29.95 A1   758,835
6,165 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 BBB+   6,092,191
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/46
11/26 at 103.00 N/R   2,424,930
Total Wisconsin 75,349,241
Total Municipal Bonds
(cost $1,130,655,391) 1,036,337,854
Shares Description (1) Value
X – COMMON STOCKS - 11 .7% ( 6 .7 % of Total Investments)
X 74,989,916
Electric Utilities - 1.4% (0.8% of Total Investments)
46,991 Talen Energy Corp (9) $ 2,447,056
121,905 Talen Energy Supply LLC (9) 6,348,203
Total Electric Utilities 8,795,259
Independent Power and Renewable Electricity Producers - 10.3% (5.9% of Total Investments)
859,113 Energy Harbor Corp (9),(10) 66,194,657
Total Independent Power and Renewable Electricity Producers 66,194,657
Total Common Stocks
(cost $28,607,979) 74,989,916

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMCO
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Coupon
(11)
Reference
Rate (11) Spread (11) Maturity (12) Ratings (3) Value
X – VARIABLE RATE SENIOR LOAN INTERESTS - 0 .1% ( 0 .1 % of Total Investments) (11)
X 500,000
Trading Companies & Distributors - 0.1% (0.1% of Total Investments)
$ 500 KDC Agribusiness Fairless
Hills LLC (5),(13)
12.000% N/A N/A 9/17/23 N/R $ 500,000
Total Trading Companies & Distributors 500,000
Total Variable Rate Senior Loan Interests
(cost $500,000) 500,000
Total Long-Term Investments
(cost $1,159,763,370) 1,111,827,770
Floating Rate Obligations - (3.9)% (25,350,000)
MFP Shares, Net - (69.9)%(14) (449,100,604)
Other Assets & Liabilities, Net -  0.7% 5,024,894
Net Assets Applicable to Common Shares - 100% $ 642,402,060
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,033,054,525 $ 3,283,329 $ 1,036,337,854
Common Stocks – 74,989,916 – 74,989,916
Variable Rate Senior Loan Interests – – 500,000 500,000
Total
$ – $ 1,108,044,441 $ 3,783,329 $ 1,111,827,770
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Principal Amount (000) rounds to less than $1,000.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development
Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35,
Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project,
Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation
Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010C, 4.000%, 6/01/33. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(12) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(13) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(14) MFP Shares, Net as a percentage of Total Investments is 40.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.